Related Party Transactions (Details Narrative) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Nov. 25, 2025
Related Party Transaction [Line Items]
Related party payable		$ 26,000
Related party receivable	$ 52,000	26,000
Boost Run Holdings LLC [Member]
Related Party Transaction [Line Items]
Related party receivable	1,430,000
Boost Run Holdings LLC [Member] | Boost Run Inc [Member]
Related Party Transaction [Line Items]
Related party receivable	$ 52,000	$ 26,000
Subordinated Loan Agreement [Member] | Boost Run Holdings LLC [Member]
Related Party Transaction [Line Items]
Borrowings			$ 1,430,000